Deposits and Other Demand Liabilities and Time Deposits (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Deposits and Other Demand Liabilities
a)	As of December 31, 2019 and 2018 deposits and other demand liabilities are as follow:

	As of December 31,
	2019	2018
	MCh$	MCh$
Checking accounts	2,882,535	2,570,436
Other deposits and demand accounts	1,698,439	1,396,573
Advance payments received from customers	45,902	79,801
Other demand liabilities	246,572	253,665
Totals	4,873,448	4,300,475

Schedule of Time Deposits and Other Time Liabilities
a)	As of December 31, 2019 and 2018 the composition of time deposits and other time liabilities is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Time deposits	11,599,943	10,093,703
Time savings accounts	20,016	27,156
Other time liabilities	228	252
Totals	11,620,187	10,121,111